UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Managed Account CoreBuilder SharesSM - Series G

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series G	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael J. Bray, CFA

FUND INCEPTION

April 14, 2008

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF JUNE 30, 2012)
FNMA, 4.50%, 6/25/2039	13.98%
FHLMC, 3.50%, 10/15/2041	8.56%
FNMA, 5.00%, 8/1/2040	8.37%
FHLMC, 5.50%, 12/1/2038	8.20%
FNMA, 4.00%, 7/25/2040	7.35%
FHLMC, 4.00%, 5/15/2040	5.52%
GNMA, 4.50%, 4/20/2040	5.40%
FNMA, 6.00%, 7/25/2035	4.66%
FNMA, 4.00%, 4/25/2024	3.76%
GNMA, 4.00%, 4/20/2041	3.08%

PORTFOLIO ALLOCATION[2] (AS OF JUNE 30, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	3

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2012)

	Inception Date	6 Months*	1 Year	Life of Fund
Wells Fargo Managed Account CoreBuilder Shares - Series G	04/14/2008	2.08	6.08	6.76
Barclays U.S. Aggregate Ex. Credit Bond Index[3]		1.64	6.77	5.58

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to the shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

3.	The Barclays U.S. Aggregate Ex. Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Managed Account CoreBuilder Shares – Series G	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]		Net Annual Expense Ratio
Actual	$1,000.00	$1,020.82	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 100.16%
FHLMC %%	3.50%	10/15/2041	$1,270,000	$1,332,508
FHLMC %%	4.00	05/15/2040	810,000	859,739
FHLMC	4.50	01/01/2024	130,142	138,365
FHLMC	5.00	08/01/2040	41,271	44,733
FHLMC	5.50	11/01/2023	41,984	45,919
FHLMC ##	5.50	12/01/2038	1,174,343	1,276,737
FHLMC	7.50	05/01/2038	41,652	51,439
FHLMC Series T-42 Class A5	7.50	02/25/2042	95,630	116,273
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	2.93	10/25/2043	71,421	73,523
FNMA %%	3.00	02/25/2042	335,000	343,637
FNMA	3.32	02/01/2015	163,702	172,109
FNMA	3.47	11/01/2020	68,322	73,816
FNMA	3.48	11/01/2020	68,420	73,964
FNMA %%	3.50	12/25/2025	145,000	153,156
FNMA	3.50	02/01/2026	121,251	128,252
FNMA %%	4.00	04/25/2024	550,000	584,891
FNMA %%	4.00	07/25/2040	1,075,000	1,144,371
FNMA	4.15	07/01/2014	96,076	101,088
FNMA %%	4.50	06/25/2039	2,030,000	2,177,809
FNMA	4.62	07/01/2013	44,698	46,036
FNMA	4.68	02/01/2020	29,315	33,521
FNMA %%	5.00	05/25/2019	425,000	458,070
FNMA %%	5.00	11/25/2036	382,000	413,455
FNMA	5.00	08/01/2040	1,198,216	1,303,299
FNMA	5.50	08/01/2038	158,886	175,371
FNMA	5.60	11/01/2013	89,163	93,026
FNMA %%	6.00	07/25/2035	660,000	725,278
FNMA	6.00	08/01/2038	93,151	102,448
FNMA	6.00	11/01/2038	156,463	172,080
FNMA	6.50	07/01/2037	139,301	158,277
FNMA	7.00	03/01/2024	86,941	92,524
FNMA	7.00	11/01/2037	18,119	20,464
FNMA	7.50	10/01/2037	92,510	108,352
FNMA	7.50	05/01/2038	14,969	16,585
FNMA Series 2005-W4 Class 3A ±	2.40	06/25/2035	43,416	45,567
FNMA %%	4.50	03/25/2021	240,000	257,250
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	91,273	103,494
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	68,363	79,525
GNMA %%	4.00	04/20/2041	440,000	480,013
GNMA %%	4.50	04/20/2040	765,000	841,022
GNMA	5.00	07/20/2040	367,908	408,017
GNMA Series 2002-53 Class IO ±(c)	0.00	04/16/2042	723,313	4
GNMA Series 2004-10 Class C	4.67	07/16/2031	76,156	78,837
GNMA Series 2005-90 Class A	3.76	09/16/2028	17,961	18,300
GNMA Series 2007-12 Class A	3.96	06/16/2031	41,881	42,312
GNMA Series 2007-75 Class B	5.05	10/16/2014	127,772	131,367
GNMA Series 2008-22 Class XM ±(c)	2.61	02/16/2050	2,540,523	92,988
GNMA Series 2008-86 Class D	5.46	06/16/2040	135,000	160,442

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares – Series G	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA Series 2010-74 Class B	3.81%	08/16/2039	$45,000	$48,168

Total Agency Securities (Cost $15,375,659)				15,598,421

Non-Agency Mortgage Backed Securities: 5.11%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.92	03/15/2049	80,000	91,159
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10/15/2049	80,000	91,042
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	40,267	40,301
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	6.01	06/15/2038	59,000	66,863
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	02/15/2040	100,000	112,851
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	90,000	100,262
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.39	11/12/2037	135,000	150,539
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	04/14/2040	55,000	57,796
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.60	03/12/2044	76,000	84,683

Total Non-Agency Mortgage Backed Securities (Cost $772,397)				795,496

	Yield		Shares
Short-Term Investments: 55.96%

Investment Companies: 55.64%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		8,665,652	8,665,652

			Principal
U.S. Treasury Securities: 0.32%
U. S. Treasury Bill #(z)	0.09	09/27/2012	$50,000	49,990

Total Short-Term Investments (Cost $8,715,640)				8,715,642

Total Investments in Securities
(Cost $24,863,696) *	161.23%	25,109,559
Other Assets and Liabilities, Net	(61.23)	(9,536,040)

Total Net Assets	100.00%	$15,573,519

%%	Security issued on a when-issued (TBA) basis

##	All or a portion of this security has been segregated for when-issued securities.

±	Variable rate investment

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $24,863,696 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$315,290
Gross unrealized depreciation	(69,427)

Net unrealized appreciation	$245,863

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	7

Assets
Investments
In unaffiliated securities, at value (see cost below)	$16,443,907
In affiliated securities, at value (see cost below)	8,665,652

Total investments, at value (see cost below)	25,109,559
Receivable for investments sold	577,561
Receivable for interest	46,569

Total assets	25,733,689

Liabilities
Dividends payable	5,115
Payable for investments purchased	10,154,226
Payable for Fund shares redeemed	337
Payable for daily variation margin on open futures contracts	492

Total liabilities	10,160,170

Total net assets	$15,573,519

NET ASSETS CONSIST OF
Paid-in capital	$14,931,440
Undistributed net investment income	13,224
Accumulated net realized gains on investments	379,250
Net unrealized gains on investments	249,605

Total net assets	$15,573,519

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$15,573,519
Shares outstanding	1,485,259
Net asset value per share	$10.49

Investments in unaffiliated securities, at cost	$16,198,044

Investments in affiliated securities, at cost	$8,665,652

Total investments, at cost	$24,863,696

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series G	Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Interest	$103,856
Income from affiliated securities	431

Total investment income	104,287

Expenses
Custody and accounting fees	4,858
Professional fees	8,094
Shareholder report expenses	4,850
Trustees’ fees and expenses	6,728
Other fees and expenses	1,081

Total expenses	25,611
Less: Fee waivers and/or expense reimbursements	(25,611)

Net expenses	0

Net investment income	104,287

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	297,910
Futures transactions	20,196

Net realized gains on investments	318,106

Net change in unrealized gains (losses) on:
Unaffiliated securities	(112,651)
Futures transactions	(1,484)

Net change in unrealized gains (losses) on investments	(114,135)

Net realized and unrealized gains (losses) on investments	203,971

Net increase in net assets resulting from operations	$308,258

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares – Series G	9

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$104,287		$395,150
Net realized gains on investments		318,106		452,526
Net change in unrealized gains (losses) on investments		(114,135)		185,445

Net increase in net assets resulting from operations		308,258		1,033,121

Distributions to shareholders from
Net investment income		(107,298)		(530,742)
Net realized gains		0		(242,972)

Total distributions to shareholders		(107,298)		(773,714)

Capital share transactions	Shares		Shares
Proceeds from shares sold	34,628	361,139	62,870	644,431
Payment for shares redeemed	(20,482)	(213,440)	(257,285)	(2,626,887)

Net increase (decrease) in net assets resulting from capital share transactions		147,699		(1,982,456)

Total increase (decrease) in net assets		348,659		(1,723,049)

Net assets
Beginning of period		15,224,860		16,947,909

End of period		$15,573,519		$15,224,860

Undistributed net investment income		$13,224		$16,235

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series G	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.35	$10.18	$10.16	$10.15	$10.00
Net investment income	0.07	0.26	0.18	0.31	0.25
Net realized and unrealized gains (losses) on investments	0.14	0.41	0.47	0.46	0.28

Total from investment operations	0.21	0.67	0.65	0.77	0.53
Distributions to shareholders from
Net investment income	(0.07)	(0.34)	(0.43)	(0.51)	(0.36)
Net realized gains	0.00	(0.16)	(0.20)	(0.25)	(0.02)

Total distributions to shareholders	(0.07)	(0.50)	(0.63)	(0.76)	(0.38)
Net asset value, end of period	$10.49	$10.35	$10.18	$10.16	$10.15
Total return[2]	2.08%	6.80%	6.53%	7.62%	5.41%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.38%	2.60%	1.74%	2.59%	3.48%
Supplemental data
Portfolio turnover rate	367%	527%	776%	736%	495%
Net assets, end of period (000’s omitted)	$15,574	$15,225	$16,948	$17,043	$10,196

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	11

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares - Series G (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund

12	Wells Fargo Managed Account CoreBuilder Shares – Series G	Notes to Financial Statements (Unaudited)

begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	13

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$15,598,421	$0	$15,598,421
Non-agency mortgage-backed securities	0	795,496	0	795,496
Short-term investments
Investment companies	8,665,652	0	0	8,665,652
U.S. Treasury securities	49,990	0	0	49,990
	$8,715,642	$16,393,917	$0	$25,109,559

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of June 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$3,742	$0	$0	$3,742

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

14	Wells Fargo Managed Account CoreBuilder Shares – Series G	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Fund Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$59,225,276	$396,670	$58,672,792	$475,783

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2012, the Fund entered into futures contracts to speculate on interest rates.

At June 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at June 30, 2012	Unrealized Gains (Losses)
September 2012	11 Short	2-Year U.S. Treasury Notes	$2,422,063	$(21)
September 2012	9 Short	5-Year U.S. Treasury Notes	1,115,719	(291)
September 2012	5 Long	10-Year U.S. Treasury Notes	666,875	4,054

The Fund had an average notional amount of $956,370 and $4,041,453 in long and short futures contracts, respectively, during the six months ended June 30, 2012.

On June 30, 2012, the cumulative unrealized gains on futures contracts in the amount of $3,742 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains(losses) on futures contracts are reflected in the Statement of Operations.

7. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	15

Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2012, the following shareholders held 73.77% of the outstanding shares of the Fund:

% of Ownership
Wells Capital Management Incorporated	67.33%
Citigroup Global Markets Incorporated	6.44%

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

16	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	17

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

18	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	19

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Managed Account CoreBuilder Shares (SM) - Series G (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund by fund basis.

20	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other fees would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Profitability

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	21

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

22	Wells Fargo Managed Account CoreBuilder Shares – Series G	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about the Fund is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: MAS@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210660 08-12 SCBG/SAR129 06-12

Wells Fargo Managed Account

CoreBuilder SharesSM – Series M

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Notice to Shareholders

Effective September 1, 2012, the Fund’s dollar-weighted average effective maturity, under normal circumstances, is expected to change from the current range of between 5 to 20 years to between 3 and 20 years.

Please contact your investment professional or call us directly at 1-800-368-0627 if you have any questions on this Notice to Shareholders.

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

April 14, 2008

CREDIT QUALITY[1] (AS OF JUNE 30, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality (investment-grade) bonds as bonds with a rating below BBB/Baa.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund. It is based on the weighted average maturity of each security.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2012)

	Inception Date	6 Months*	1 Year	Life of Fund
Wells Fargo Managed Account CoreBuilder Shares – Series M	04/14/2008	6.95	13.32	10.32
Barclays Municipal Bond Index[3]		3.66	9.90	6.02

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

3.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]		Net Annual Expense Ratio
Actual	$1,000.00	$1,069.48	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations: 94.35%

Alaska: 1.40%
Alaska Railroad Corporation (Miscellaneous Revenue, NATL-RE FGIC Insured) §	5.00%	08/01/2021	$500,000	$554,060

Arizona: 4.53%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) §±	1.12	01/01/2037	1,500,000	1,083,510
Phoenix AZ IDA Education Great Hearts Academies-Veritas (Miscellaneous Revenue) §	6.00	07/01/2032	250,000	262,038
Phoenix AZ IDA Education Great Hearts Academies-Veritas (Miscellaneous Revenue) §	6.25	07/01/2032	345,000	363,934
Verrado AZ Community Facilities District # 1 (GO) §	4.85	07/15/2014	85,000	86,714

				1,796,196

California: 16.34%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10/01/2018	400,000	313,084
California DWR (Water & Sewer Revenue) §	5.00	12/01/2023	500,000	608,435
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured) §	6.25	02/01/2026	100,000	115,727
California Statewide Communities Sutter Health Series A (Health Revenue) §	6.00	08/15/2042	100,000	117,780
California Various Purposes (GO) §	6.00	04/01/2038	200,000	232,056
California Various Purposes Series A (Miscellaneous Revenue) §	6.25	04/01/2034	250,000	292,338
Compton CA Community College District (GO) ¤	0.00	08/01/2029	500,000	179,365
Corona-Norco CA Unified School District Convertible CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	08/01/2039	130,000	120,670
Escondido CA Union High School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2029	200,000	87,594
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	08/01/2032	200,000	70,616
Hawthorne CA School District CAB Election of 1997 Series C (GO, NATL-RE Insured) ¤	0.00	11/01/2025	100,000	48,639
Inland Valley CA Development Agency Series C (Tax Revenue) §±	4.50	03/01/2041	250,000	265,200
M-S-R Energy Authority California Gas Series B (Utilities Revenue) §	6.13	11/01/2029	150,000	175,362
Northern California Gas Authority # 1 LIBOR (Utilities Revenue) §±	0.91	07/01/2017	165,000	151,397
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO) §	6.50	08/01/2024	100,000	117,567
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	09/02/2020	240,000	253,354
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	09/02/2022	225,000	235,208
Palomar CA Community College CAB Election of 2006 Series B (GO) ¤	0.00	08/01/2032	570,000	206,443
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO) ¤	0.00	08/01/2034	250,000	73,763
Peralta CA Community College District (GO) §	5.00	08/01/2024	450,000	527,022
Richmond CA Joint Powers Financing Authority Civic Center Project (Miscellaneous Revenue, Assured Guaranty Insured) §	5.88	08/01/2037	50,000	56,063
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured) §±	0.84	12/01/2035	200,000	139,286
Sacramento County CA Water Financing Authority Water Agency Zones 40 & 41 Series B (Water & Sewer Revenue, NATL-RE, FGIC Insured) §±	0.86	06/01/2034	1,300,000	921,037
San Bernardino CA Community CAB Series D (GO) ¤	0.00	08/01/2032	700,000	253,925
San Buenaventura CA Community Memorial Health System (Health Revenue)	6.25	12/01/2020	150,000	172,307
San Diego County CA COP (GO, AMBAC Insured) ¤	0.00	07/01/2030	250,000	103,653
Stockton CA Unified School District (Miscellaneous Revenue, AMBAC Insured)	5.00	02/01/2016	100,000	108,596

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
Stockton CA Unified School District CAB Election of 2008 Series D (GO, AGM Insured) ¤	0.00%	08/01/2035	$2,055,000	$538,410

				6,484,897

Colorado: 1.31%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured) §	7.13	12/01/2033	200,000	241,606
Colorado ECFA Charter School Series A (Miscellaneous Revenue) §	6.25	11/01/2040	150,000	170,081
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Utilities Revenue) §	5.75	11/15/2018	95,000	106,323

				518,010

District of Columbia: 0.26%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue) §	6.50	11/15/2021	95,000	101,829

Florida: 6.50%
CityPlace FL Community Development District Series 2012 (Miscellaneous Revenue)	5.00	05/01/2022	500,000	562,835
CityPlace FL Community Development District Series 2012 (Miscellaneous Revenue) §	5.00	05/01/2026	250,000	274,875
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue) §144A	5.13	10/01/2017	150,000	157,163
Pinellas County FL Educational Facilities (Education Revenue)	4.00	10/01/2022	500,000	505,860
Pinellas County FL Health Facilities (Health Revenue, NATL-RE Insured) §±(a)(n)(m)	0.29	11/15/2023	750,000	653,060
Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10/01/2016	175,000	149,097
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, AMBAC Insured) §	5.00	07/01/2017	250,000	276,683

				2,579,573

Georgia: 1.88%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	50,000	52,154
Georgia Private Colleges & Universities Authority Mercer University Project Series 2012 (Education Revenue)	4.00	10/01/2014	330,000	348,074
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Utilities Revenue) §	5.00	03/15/2022	75,000	85,052
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue) §	5.00	03/15/2014	250,000	260,568

				745,848

Guam: 1.71%
Guam Government Business Privilege Series A (Tax Revenue) §	5.00	01/01/2031	250,000	272,290
Guam Government Hotel Occupancy (Tax Revenue) §	6.50	11/01/2040	200,000	228,578
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	78,701
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured) §	5.00	10/01/2018	100,000	100,022

				679,591

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Idaho: 1.60%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue) §	7.38%	06/01/2040	$100,000	$116,547
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue) §	6.00	06/01/2038	250,000	257,888
Idaho Water Resource Board (Miscellaneous Revenue) §	5.00	09/01/2032	250,000	260,928

				635,363

Illinois: 6.01%
Illinois Finance Authority Charter School Refunding & Improvement Uno Charter (Miscellaneous Revenue) §	7.13	10/01/2041	200,000	221,818
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured) §	4.13	09/01/2018	80,000	81,883
Illinois First Series (GO, NATL-RE Insured) §	5.38	07/01/2018	100,000	100,028
Illinois Series 2010 (GO, AGM Insured) §	5.00	01/01/2023	300,000	327,615
Illinois Series A (GO)	5.00	06/01/2019	175,000	197,286
Illinois Series A (GO, AMBAC Insured) §	5.00	11/01/2025	100,000	104,811
Illinois Series A (GO, NATL-RE FGIC-TCRS Insured) §	5.25	10/01/2015	100,000	105,249
Illinois Toll Highway Authority (Transportation Revenue, AGM Insured) §	5.00	01/01/2024	350,000	394,065
Kane County IL School District # 131 (GO, NATL-RE FGIC Insured) ¤	0.00	06/01/2018	410,000	347,996
Lake County IL School District # 38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	02/01/2019	75,000	55,602
McHenry & Kane Counties IL CAB (GO, NATL-RE FGIC Insured) ¤	0.00	01/01/2016	140,000	127,393
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured) ¤	0.00	06/15/2029	100,000	44,953
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured) ¤	0.00	06/15/2027	75,000	37,981
Waukegan IL CAB Series A (GO, NATL-RE FGIC Insured) §¤	0.00	12/30/2017	200,000	154,868
Will County IL School District # 114 CAB Series C (GO, NATL-RE FGIC Insured) ¤	0.00	12/01/2017	100,000	81,027

				2,382,575

Indiana: 0.70%
Indiana Ascension Health Services Series B-3 (Health Revenue) §±	1.51	11/15/2031	150,000	151,163
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	125,007

				276,170

Kansas: 0.08%
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue) §	5.00	12/01/2020	30,000	31,777

Kentucky: 2.26%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2020	200,000	143,756
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2023	150,000	90,579
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10/01/2025	1,000,000	537,280
Kentucky EDFA Norton Healthcare Incorporated Series C (Health Revenue, NATL-RE Insured) §±	5.95	10/01/2017	120,000	126,643

				898,258

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana: 3.00%
New Orleans LA (Water & Sewer Revenue, FGIC Insured) §	5.00%	12/01/2013	$635,000	$642,499
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue) §	6.50	01/01/2040	500,000	549,065

				1,191,564

Maryland: 0.34%
Maryland Health & Higher Education Washington Country Hospital Project (Health Revenue) §	5.00	01/01/2019	125,000	134,315

Massachusetts: 2.00%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue) §	8.00	04/15/2039	100,000	122,595
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, NATL-RE Insured) §±(a)(n)(m)	0.23	07/01/2014	225,000	216,286
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 3 Series 1 (Utilities Revenue, NATL-RE Insured) §±(a)(n)(m)	0.23	07/01/2018	500,000	455,467

				794,348

Michigan: 7.13%
Comstock MI Public Schools CAB (GO, AMBAC Insured) ¤	0.00	05/01/2014	200,000	193,742
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, Assured Guaranty Insured) §±	5.25	07/01/2022	250,000	268,800
Detroit MI Water and Sewerage Department Sewage Disposal System Project Series 2012 (Water & Sewer Revenue) §	5.25	07/01/2027	500,000	522,560
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured) §	7.00	07/01/2036	250,000	299,820
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	07/01/2015	355,000	389,474
Michigan Finance Authority Limited Obligation Public Academy—Old Redford Series A (Miscellaneous Revenue) §	5.25	12/01/2020	100,000	101,904
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue) §	7.50	11/01/2040	100,000	115,010
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue) §	5.00	07/01/2022	500,000	570,865
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	100,000	102,057
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	50,000	53,137
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	05/01/2016	50,000	44,621
Michigan Public ECFA Bradford Academy Project (Miscellaneous Revenue) §	8.00	09/01/2021	185,000	167,801

				2,829,791

Nevada: 1.17%
Clark County NV School District Series B (GO, AGM Insured) §	5.00	06/15/2017	85,000	92,285
Henderson NV Catholic Healthcare West Project Series 2004A (Health Revenue) §	5.63	07/01/2024	350,000	371,690

				463,975

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey: 3.94%
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25%	07/01/2026	$250,000	$296,735
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	06/15/2020	285,000	323,067
New Jersey Higher Education Assistance Authority Series A (Education Revenue) §	5.63	06/01/2030	100,000	111,013
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue) §	5.50	06/15/2031	250,000	289,840
North Hudson NJ Sewerage Authority Series 2012A (Miscellaneous Revenue) §	5.00	06/01/2042	500,000	541,710

				1,562,365

New York: 2.65%
Nassau County NY Series F (GO) §	5.00	10/01/2020	150,000	176,369
New York Dormitory Authority Mount Sinai School Medical Series A (Education Revenue, NATL-RE Insured) §	5.15	07/01/2024	200,000	231,368
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR) §±144A	6.63	10/01/2035	50,000	50,626
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue) §	5.00	06/01/2024	500,000	536,915
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue) §	5.75	06/01/2024	50,000	56,927

				1,052,205

Ohio: 0.65%
Ohio Enterprise Bond Fund Toledo-Lucas County Port Authority GHF Properties LLC Project Series 2007-2A (IDR) §	5.50	12/01/2019	235,000	257,960

Oregon: 0.48%
Oregon Facilities Authority Southern Oregon University Project Series 2012 (Education Revenue) §	4.00	07/01/2023	185,000	191,643

Pennsylvania: 8.84%
Allegheny County PA Airport AMT Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	250,000	280,898
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue) §±	1.13	02/01/2037	450,000	369,855
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue) §±	1.68	11/01/2039	750,000	749,280
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue) §	6.25	12/15/2027	325,000	335,891
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue) §	6.20	07/01/2019	100,000	100,040
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) §±	5.25	12/01/2033	100,000	100,998
McKeesport PA Area School District CAB (GO, NATL-RE State Aid Withholding Insured) ¤	0.00	10/01/2025	290,000	155,588
Philadelphia PA Authority for Industrial Development Mariana Bracetti Academy (Miscellaneous Revenue) §	6.25	12/15/2021	310,000	335,519
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	4.00	04/01/2017	310,000	311,454
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	5.00	04/01/2022	450,000	466,497
Philadelphia PA Authority for Industrial Discovery Charter School Project (Miscellaneous Revenue) §	6.00	12/15/2027	285,000	300,153

				3,506,173

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico: 5.45%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.83%	07/01/2029	$125,000	$88,583
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) §±	1.01	07/01/2031	2,500,000	1,707,325
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue) §	6.38	08/01/2039	50,000	58,035
Puerto Rico Sales Tax Financing Corporation First Sub-Series A1 (Tax Revenue) ¤	0.00	08/01/2023	500,000	309,890

				2,163,833

Rhode Island: 1.52%
Rhode Island Economic Development Corporation (Airport Revenue, AGM Insured) §	5.00	07/01/2019	575,000	601,680

South Carolina: 0.93%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured) §	8.50	12/01/2018	100,000	107,914
Newberry SC Newberry County School District Project (Miscellaneous Revenue) §	5.25	12/01/2017	240,000	262,870

				370,784

South Dakota: 0.63%
Education Loans Incorporated South Dakota Student Loans (Education Revenue, Guaranteed Student Loans Insured) §	5.45	06/01/2020	250,000	247,930

Tennessee: 1.06%
Metropolitan Nashville Tennessee Airport Authority Refunding Aero Nashville LLC Project Series 2010 (Airport Revenue) §	5.20	07/01/2026	95,000	93,241
Tennessee Energy Acquisition Corporation Gas Project Series A (Utilities Revenue)	5.25	09/01/2018	100,000	112,167
Tennessee Energy Acquisition Corporation Gas Project Series C (Utilities Revenue)	5.00	02/01/2019	100,000	107,249
Tennessee Energy Acquisition Corporation Gas Project Series C (Utilities Revenue)	5.00	02/01/2020	100,000	107,334

				419,991

Texas: 6.11%
Dallas Fort Worth TX International Airport Facilities Improvement Corporation Series A (Airport Revenue) §	5.00	11/01/2022	350,000	385,224
Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured) §±(a)(n)(m)	0.49	07/01/2032	100,000	77,075
Houston TX Higher Education Finance Corporation Cosmos Foundation Series 2012A (Miscellaneous Revenue) §	4.00	02/15/2022	250,000	250,983
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue) §	6.25	02/15/2017	250,000	275,198
North Texas Tollway Authority First Tier (Transportation Revenue) §	5.00	01/01/2026	350,000	388,605
SA Energy Acquisition Public Facility Corporation Texas Gas Supply (Utilities Revenue)	5.50	08/01/2019	300,000	337,023
Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue) §±	1.01	09/15/2017	180,000	175,541
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue) §	6.25	12/15/2026	350,000	410,953
Texas Private Activity Bond LBJ Infrastructure Group LLC Managed Lanes Project Series 2010 (Transportation Revenue) §	7.50	06/30/2032	50,000	62,156

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Texas Private Activity Bond LBJ Infrastructure Group LLC Managed Lanes Project Series 2010 (Transportation Revenue) §	7.50%	06/30/2033	$50,000	$62,156

				2,424,914

Utah: 0.92%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) §144A	5.55	11/15/2021	185,000	189,383
Utah Charter School Finance Authority Paradigm High School Project (Miscellaneous Revenue) §	5.00	07/15/2015	170,000	174,187

				363,570

Vermont: 0.25%
Burlington VT Airport BAN (Miscellaneous Revenue) §	6.50	12/15/2012	100,000	100,045

Virgin Islands: 0.67%
Virgin Islands Public Finance Authority Series B (Tax Revenue) §	5.00	10/01/2025	200,000	212,918
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue) §	6.00	10/01/2039	50,000	54,241

				267,159

Virginia: 0.55%
Virginia Resources Authority Water and Sewer Capital Appreciation (Water & Sewer Revenue) §¤	0.00	11/01/2029	500,000	218,825

Wisconsin: 1.48%
Wisconsin HEFA Aurora Health Care Series A (Health Revenue) §	5.00	07/15/2028	350,000	380,489
Wisconsin Oneida Tribe of Indians (Tax Revenue) §144A	5.50	02/01/2021	185,000	208,489

				588,978

Total Municipal Obligations (Cost $35,774,789)				37,436,195

	Yield		Shares
Short-Term Investments: 5.84%

Investment Companies: 5.72%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		2,268,194	2,268,194

			Principal
U.S. Treasury Securities: 0.12%
U.S. Treasury Bill #(z)	0.09	09/27/2012	50,000	49,990

Total Short-Term Investments (Cost $2,318,182)				2,318,184

Total Investments in Securities
(Cost $38,092,971) *	100.19%	39,754,379
Other Assets and Liabilities, Net	(0.19)	(73,715)

Total Net Assets	100.00%	$39,680,664

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2012 (Unaudited)

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $38,092,729 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,761,693
Gross unrealized depreciation	(100,043)

Net unrealized appreciation	$1,661,650

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$37,486,185
In affiliated securities, at value (see cost below)	2,268,194

Total investments, at value (see cost below)	39,754,379
Receivable for investments sold	60,000
Receivable for Fund shares sold	456,626
Receivable for interest	358,182
Receivable for daily variation margin on open futures contracts	9,375

Total assets	40,638,562

Liabilities
Dividends payable	129,581
Payable for investments purchased	597,800
Payable for Fund shares redeemed	230,517

Total liabilities	957,898

Total net assets	$39,680,664

NET ASSETS CONSIST OF
Paid-in capital	$37,645,957
Undistributed net investment income	173
Accumulated net realized gains on investments	369,542
Net unrealized gains on investments	1,664,992

Total net assets	$39,680,664

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$39,680,664
Shares outstanding	3,465,668
Net asset value per share	$11.45

Investments in unaffiliated securities, at cost	$35,824,777

Investments in affiliated securities, at cost	$2,268,194

Total investments, at cost	$38,092,971

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Interest	$618,502
Income from affiliated securities	327

Total investment income	618,829

Expenses
Custody and accounting fees	3,859
Professional fees	6,434
Registration fees	1,201
Shareholder report expenses	5,446
Trustees’ fees and expenses	6,728
Other fees and expenses	1,359

Total expenses	25,027
Less: Fee waivers and/or expense reimbursements	(25,027)

Net expenses	0

Net investment income	618,829

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	267,812
Futures transactions	58,639

Net realized gains on investments	326,451

Net change in unrealized gains (losses) on:
Unaffiliated securities	802,900
Futures transactions	14,697

Net change in unrealized gains (losses) on investments	817,597

Net realized and unrealized gains (losses) on investments	1,144,048

Net increase in net assets resulting from operations	$1,762,877

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$618,829		$612,795
Net realized gains on investments		326,451		88,959
Net change in unrealized gains (losses) on investments		817,597		805,175

Net increase in net assets resulting from operations		1,762,877		1,506,929

Distributions to shareholders from
Net investment income		(618,436)		(612,677)
Net realized gains		0		(65,768)

Total distributions to shareholders		(618,436)		(678,445)

Capital share transactions	Shares		Shares
Proceeds from shares sold	1,810,516	20,488,223	1,112,457	11,794,938
Payment for shares redeemed	(103,659)	(1,178,562)	(127,766)	(1,354,260)

Net increase in net assets resulting from capital share transactions		19,309,661		10,440,678

Total increase in net assets		20,454,102		11,269,162

Net assets
Beginning of period		19,226,562		7,957,400

End of period		$39,680,664		$19,226,562

Undistributed (overdistributed) net investment income		$173		$(220)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.93	$10.28	$10.26	$9.06	$10.00
Net investment income	0.31	0.52	0.52	0.55	0.37
Net realized and unrealized gains (losses) on investments	0.52	0.70	0.14	1.70	(0.92)

Total from investment operations	0.83	1.22	0.66	2.25	(0.55)
Distributions to shareholders from
Net investment income	(0.31)	(0.52)	(0.52)	(0.55)	(0.37)
Net realized gains	0.00	(0.05)	(0.12)	(0.50)	(0.02)

Total distributions to shareholders	(0.31)	(0.57)	(0.64)	(1.05)	(0.39)
Net asset value, end of period	$11.45	$10.93	$10.28	$10.26	$9.06
Total return[2]	6.95%	12.18%	6.53%	25.50%	(5.74)%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.08%	4.91%	4.93%	5.50%	5.29%
Supplemental data
Portfolio turnover rate	20%	47%	41%	157%	150%
Net assets, end of period (000’s omitted)	$39,681	$19,227	$7,957	$5,257	$4,640

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized.

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements (Unaudited)

begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal obligations	$0	$36,034,307	$1,401,888	$37,436,195
Short-term investments
U.S. Treasury securities	49,990	0	0	49,990
Investment companies	2,268,194	0	0	2,268,194
	$2,318,184	$36,034,307	$1,401,888	$39,754,379

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of June 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$3,584	$0	$0	$3,584

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of December 31, 2011	$149,056
Accrued discounts (premiums)	3,748
Realized gains (losses)	(8,840)
Change in unrealized gains (losses)	(5,139)
Purchases	1,325,313
Sales	(62,250)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2012	$1,401,888
Change in unrealized gains (losses) relating to securities still held at June 30, 2012	$(16,930)

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements (Unaudited)

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $23,986,525 and $5,951,785, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At June 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at June 30, 2012	Unrealized Gains
September 2012	5 Short	30-Year U.S. Treasury Bonds	$739,844	$3,584

The Fund had an average notional amount of $679,705 in short futures contracts during the six months ended June 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2012, the following shareholders held 22.41% of the outstanding shares of the Fund

% of ownership
Wells Capital Management Incorporated	14.56%
Citigroup Global Markets Incorporated	7.85%

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTION

On July 12, 2012, the Fund declared distributions from short-term capital gains to shareholders of record on July 11, 2012. The per share amount payable on July 13, 2012 was $0.01621.

This distribution is not reflected in the accompanying financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Managed Account CoreBuilder Shares (SM) – Series M (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund by fund basis.

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other fees would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Profitability

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about the Fund is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: MAS@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210661 08-12 SCBM/SAR130 06-12

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

The Portfolio of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 24, 2012

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 24, 2012